UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.1%
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	$3,500	$2,822,365

Arizona — 2.8%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	660,450
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	1,705	1,604,320
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,915	1,759,387
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,110	1,083,349
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/21	475	465,766
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,980	1,939,746

		7,513,018

Arkansas — 0.6%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,660	1,518,933

California — 14.9%
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,160,598
Sutter Health, Series B, 6.00%, 8/15/42 (a)	3,170	3,112,686
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	1,185	1,205,501
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	800	765,880
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	5,930	5,452,101

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$9,475	$9,057,153
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	2,569,036
6.50%, 4/01/33	14,925	15,784,232

		40,107,187

Colorado — 2.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,099,697
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	2,190	1,931,755
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	95	99,277
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	3,300	3,200,010
Subordinate, 8.13%, 12/01/25	820	726,307
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	797,347

		7,854,393

Connecticut — 2.3%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,239,494
Wesleyan University, 5.00%, 7/01/35	3,385	3,351,894
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,523,780

		6,115,168

Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,125	1,079,820

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
TIF	Tax Increment Financing

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	$4,065	$3,583,135

		4,662,955

District of Columbia — 1.9%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (b)	6,590	1,431,744
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (b)	4,830	976,529
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (b)	6,515	1,199,281
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,449,360

		5,056,914

Florida — 7.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,680	5,306,199
County of Miami-Dade Florida, Refunding RB, Miami International Airport:
AMT (AGC), 5.00%, 10/01/40	4,940	4,258,774
Series A-1, 5.38%, 10/01/41	1,165	1,080,526
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds (c)(d):
Series A, 6.38%, 5/01/35	2,350	750,120
Series B, 5.75%, 5/01/13	400	127,680
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	1,050	921,123
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,417,889
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40 (a)	2,265	2,225,408
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	801,384
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,225	700,884
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	875	830,034

		19,420,021

Georgia — 5.8%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	845	784,692
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,759,660
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,465	3,362,575

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18	$5,540	$6,355,765
6.60%, 1/01/18 (e)	380	425,281
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	1,205	1,401,535
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,525	1,493,646

		15,583,154

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	630	641,554
6.75%, 11/15/29	895	944,601
7.00%, 11/15/39	615	656,629

		2,242,784

Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,355	1,302,318

Idaho — 0.0%
Idaho Housing & Finance Association, Refunding RB, S/F Mortgage, Senior Series E-2, AMT, 6.90%, 1/01/27	5	5,006

Illinois — 13.8%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	714,752
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	700	697,228
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,224,950
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,000	927,000
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,540	1,532,377
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,514,849
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	250	190,007
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB,Series B, 6.25%, 6/15/45 (b)	12,580	1,185,917
CAB, Series B, 6.25%, 6/15/46 (b)	6,400	559,424
Series B, 5.00%, 6/15/50	3,150	2,671,830
Series B-2, 5.00%, 6/15/50	2,500	2,053,425
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,335	1,263,938
6.00%, 6/01/28	1,140	1,087,948

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	$1,380	$1,628,566
Series A (NPFGC), 6.70%, 11/01/21	7,000	8,066,450
Series C (NPFGC), 7.75%, 6/01/20	2,500	2,981,425
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	589,737
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,799,776
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,550	1,362,093

		37,051,692

Indiana — 5.9%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	840	761,544
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,333,005
Parkview Health System, Series A, 5.75%, 5/01/31	3,295	3,248,178
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	500	441,250
Indiana Transportation Finance Authority, RB, Series A:
7.25%, 6/01/15	160	163,296
6.80%, 12/01/16	3,290	3,708,620
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	5,890	6,282,215

		15,938,108

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,660	1,529,192

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	948,350

Louisiana — 5.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,320	3,286,933
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	7,500	7,227,375
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,617,424

		14,131,732

Municipal Bonds	Par (000)	Value

Maryland — 1.8%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	$1,175	$1,209,510
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,323,495
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	396,333
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	830	772,597
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	1,000	1,130,420

		4,832,355

Massachusetts — 4.2%
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	3,000	2,714,850
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,490,024
Massachusetts HFA, Refunding HRB, AMT:
Series D, 4.85%, 6/01/40	2,770	2,398,432
Series F, 5.70%, 6/01/40	2,185	2,074,658
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,616,486

		11,294,450

Michigan — 7.7%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,053,844
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,695	2,525,323
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,278,832
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	5,862,780
McLaren Health Care, 5.75%, 5/15/38	8,560	8,386,061
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,558,914

		20,665,754

Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,081,330

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$1,065	$1,065,309

		4,146,639

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,265	2,005,454

Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	565	508,935

New Jersey — 2.9%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,420	2,224,004
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,715,570
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (c)(d)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,215	1,286,697
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,910	1,594,888

		7,821,176

New York — 9.7%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,285,966
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,205	1,101,900
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,923,802
Series C, 6.80%, 6/01/28	690	709,672
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	850,938
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,690,084
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,226,137
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	1,165	1,117,433
6.00%, 12/01/42	1,250	1,179,837
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	956,110

		26,041,879

Municipal Bonds	Par (000)	Value

North Carolina — 3.0%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$1,675	$1,248,059
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,610	1,435,379
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series A, 4.63%, 11/01/40	2,695	2,378,230
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,282,246
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,642,020

		7,985,934

Pennsylvania — 5.6%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	4,250	2,824,380
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.13%, 1/01/25	880	833,835
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,783,100
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care:
6.13%, 2/01/28	470	399,688
6.25%, 2/01/35	1,090	903,850
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,890	1,805,385
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,593,020
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,915	3,705,234
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,582

		15,114,074

Puerto Rico — 2.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,990	2,918,180
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	4,403,627

		7,321,807

South Carolina — 1.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,147,127

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 0.7%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	$1,000	$893,350
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	1,025	921,280

		1,814,630

Texas — 10.1%
Brazos River Authority, Refunding RB, Texas Utility Co., Series, AMT, 7.70%, 4/01/33	1,500	521,580
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,000	3,004,080
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,510	1,507,765
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	4,820	4,696,897
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,147,740
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,025,480
Texas Private Activity Bond Surface Transportation Corp., RB Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,310	4,339,136
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,875	3,862,639

		27,105,317

U.S. Virgin Islands — 2.2%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	5,956,200

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,780	2,544,784

Virginia — 1.4%
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	1,000	852,500
5.13%, 10/01/42	3,440	2,871,781

		3,724,281

Washington — 1.4%
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	3,853,032

Municipal Bonds	Par (000)	Value

Wisconsin — 4.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	$7,100	$7,530,189
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	2,465	2,208,566
SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,218,544

		11,957,299

Total Municipal Bonds – 130.8%		351,644,417

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 3.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,316,231
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,610	2,629,445
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,157,661
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,082,694

		9,186,031

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,129	2,079,997

Connecticut — 2.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,058,680

Illinois — 1.6%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,271,951
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	2,939,480

		4,211,431

Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,289,908

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,000	10,007,800

New Hampshire — 0.8%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,049,617

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New York — 5.0%
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/37	$6,299	$6,075,125
Series FF-2, 5.50%, 6/15/40	1,575	1,609,418
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,790	5,646,576

		13,331,119

North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,161,548

Ohio — 5.9%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,274,312
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,840	13,549,360

		15,823,672

South Carolina — 1.9%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,159,685

Texas — 6.6%
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (e)	10,000	11,345,600
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	3,801	3,622,126
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	2,743	2,703,346

		17,671,072

Washington — 6.1%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/36	4,500	4,430,610
(AGM), 5.00%, 11/01/32	7,693	7,642,433
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A, 5.00%, 11/01/34	4,500	4,430,610

		16,503,653

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,299,871

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 42.0%		112,834,084

Total Long-Term Investments (Cost – $475,008,343) – 172.8%		464,478,501

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	6,329,242	$6,329,242

Total Short-Term Securities (Cost – $6,329,242) – 2.3%		6,329,242

Total Investments (Cost – $481,337,585*) – 175.1%		470,807,743
Other Assets Less Liabilities – 0.1%		328,201
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (23.1)%		(62,220,305)
Preferred Shares, at Redemption Value – (52.1)%		(140,022,949)

Net Assets Applicable to Common Shares – 100.0%		$268,892,690

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$419,029,846

Gross unrealized appreciation	$11,894,218
Gross unrealized depreciation	(22,296,197)

Net unrealized depreciation	$(10,401,979)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. Inc.	$3,112,686	$30,083
Goldman Sachs & Co.	$2,225,408	$27,724

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	552,231	5,777,011	6,329,242	$5,763

(h)	Represents the current yield as of report date.

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$464,478,501	—	$464,478,501
Short-Term Securities	$6,329,242	—	—	6,329,242

Total	$6,329,242	$464,478,501	—	$470,807,743

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2011